Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (5,326,933)	$ (15,674,671)	$ (48,411,830)	$ (14,821,513)
Adjustment to reconcile net loss to net cash used in operating activities:
Stock-based compensation	959,250	662,900	5,120,300	1,118,155
Depreciation and amortization	110,792	104,501	428,828	214,142
Interest expense	91,875
Gain on sale of fixed assets				(23,308)
Fair value of options issued for services			15,013,755	108,263
Fair value of warrants issued for services				910,663
Fair value of shares issued from Convertible note extinguishment			(84,219)	1,120,333
Fair value of options granted	678,626	7,970,134
Stock due on warrant conversion		2,800
Fair value of stock due for bonus	347,500
Unrealized loss on equity investment		599,155	599,155	864,418
Realized gain/loss on sale of marketable securities			269,723	(238,834)
Unrealized loss on marketable securities		130,066	101,088	1,511,488
Net gain on sale of marketable securities		(280,395)
Bad debt expense			89,328	7,022
Gain on sale of SRM stock			(431,972)
Accrued losses on settlements			7,389,092
Change in operating assets and liabilities:
Prepaid expenses	(1,310,094)	(90,638)	635,718	(1,045,861)
Right of Entry asset	47,287	43,404	179,305	164,950
Accounts receivable	254,857	432	(367,304)	367,024
Inventory	(105,485)	392,061	562,314	(608,004)
Other assets				(86,174)
Accounts payable	622,856	(439,997)	725,001	(255,750)
Accrued expenses	44,355	238,507	284,517	141,842
Accrued Loss on Settlements	(900,001)
Lease liability	(51,124)	(46,188)	(192,547)	(164,170)
Net cash (used in) continuing operating activities	(4,628,114)	(6,387,929)	(18,089,748)	(10,715,314)
Cash flows from discontinued operating activities:
Income (loss) from discontinued operations			(997,802)	(261,528)
Reclassification of assets and liabilities to held for sale				863,065
Cash provided from discontinued operations			(997,802)	601,537
Cash flows from investing activities:
Cash paid for purchase of assets			(87,162)	(106,153)
Cash paid for marketable securities				(545,130)
Cash paid for purchase of intangible assets				(2,200,000)
Cash paid for SRM Inc.				(390,478)
Cash received from SRM Ltd. loan repayment				1,534,814
Cash paid for investment GBB	(63,388)
Cash paid for investment	(300,000)		(739,557)
Cash received for sale of marketable securities		808,720	490,000	869,834
Net change to value of marketable securities				467,966
Cash paid for intangible assets			417,445
Purchase of equipment			(85,665)
Proceeds from sale of assets				39,100
Net cash flows provided by investing activities:	(363,388)	808,720	(4,939)	(330,047)
Cash flows from financing activities:
Cash received upon exercise of options			76,000
Warrants exercised			3,962,714	13,456,912
Deconsolidation of subsidiary			943,722
Shares issued for private placements	4,971,971		10,625,519
Loans to affiliates				(699,952)
Borrowings on debt				199,097
Payments on debt				(156,436)
Proceeds from warrant conversions		3,792,215
Net cash flows provided by (used in) financing activities:	4,971,971	3,792,215	15,607,955	12,799,621
Net change in cash	(19,531)	(1,786,994)	(3,484,534)	2,355,797
Cash, beginning of period	348,816	3,833,349	3,833,349	1,477,552
Cash, end of period	329,285	2,046,355	348,816	3,833,349
Supplemental disclosure of cash flow information
Cash paid for interest
Cash paid for income taxes
Common Stock issued for service	756,250
Common stock issued from stock payable on note extinguishment		245,044
Shares issued for loss on settlement with Intracoastal	809,608
Non-cash items:
Reclassification of Held to Maturity investments to Marketable Securities				3,417,100
Shares issued from stock payable for services			113,500	192,000
Shares issued for GBB asset purchase			175,000	2,468,500
Reclassification for SRM Ltd deconsolidation				146,800
Conversion of promissory note for common stock			1,542,457	500,000
Common stock issued from stock payable on extinguishment of debt			245,044
Common stock issued from stock payable on convertible note			344,196
Yerbae Brands Corp [Member]
Cash flows from operating activities:
Net loss			(10,618,687)	(20,824,039)
Adjustment to reconcile net loss to net cash used in operating activities:
Performance shares granted upon consummation of RTO				6,086,596
Stock-based payments for services				149,998
Stock-based compensation			4,018,493	2,667,466
Depreciation and amortization			17,085	34,579
Gain on sale of equipment			130	(777)
Lease expense			(26,897)	31,785
Interest expense			77,727
Accretion expense			741,503	373,956
Change in operating assets and liabilities:
Accrued interest			197,159	101,064
Prepaid expenses			268,529	(221,238)
Accounts receivable			655,170	(97,331)
Inventory			286,268	(40,334)
Accounts payable			687,494	(1,083,831)
Accrued expenses			39,247	99,567
Net cash (used in) continuing operating activities			(3,656,779)	(12,722,539)
Cash flows from investing activities:
Recapitalization				640,709
Proceeds from the sale of equipment				96,945
Net cash flows provided by investing activities:				737,654
Cash flows from financing activities:
Proceeds from debt instruments and notes payable			3,034,976	6,888,910
Payments on debt instruments and notes payable			(2,328,335)	(4,422,780)
Proceeds from note - related party			320,000
Advances from Safety Shot			225,000
Proceeds from issuance of common stock and warrants				8,412,677
Warrants exercised			1,551,979	1,225,741
Net cash flows provided by (used in) financing activities:			2,803,620	12,104,548
Net change in cash			(853,159)	119,663
Cash, beginning of period	$ 124,214	$ 977,373	977,373	857,710
Cash, end of period			124,214	977,373
Supplemental disclosure of cash flow information
Cash paid for interest			319,173	91,825
Conversion of notes payable to common stock				5,039,606
Reverse takeover transaction				$ (569,115)